SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT
SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT

12.	SHORT-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT

	2019	2020
	RMB (in millions)
Short-term bank borrowings and current portion of long-term loan	21,118	26,756
Securitization debt	—	384
2020 Notes (Note 17)	4,873	—
2025 Notes (Note 17)	2,785	—
2020 Booking Notes (Note 17)	1,740	—
2025 Booking and Hillhouse Notes (Note 17)	—	6,525

Total	30,516	33,665

As of December 31, 2020, the Company obtained short-term bank borrowings of RMB26.8 billion (US$4.1 billion) in aggregate, of which RMB7.0 billion (US$1.1 billion) were collateralized by short-term and long
-
term
investments
of RMB7.0 billion (US$1.1 billion
).
 The weighted average interest rate for the outstanding borrowings was approximately 2.89%.
The short-term borrowings contain covenants including, among others, limitation on liens, consolidation, merger and sale of the Company’s assets. The Company is in compliance with all of the loan covenants as of December 31, 2019 and 2020.
As of December 31, 2020, securitization debt represents the revolving debt securities which are collateralized by the receivable related to financial services. The revolving debt securities have the term of less than one year
with the annual interest rate from 3.85% to 6.90%.
As of December 31, 2020, RMB6.5
billion of 2025 Booking and Hillhouse Notes are reclassified as short-term debt because the 2025 Booking and Hillhouse Notes holders had a non-contingent
option to require the Company to repurchase for cash all or any portion of their 2025 Booking and Hillhouse Notes on December 11, 2021.